Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties
Summary of transactions with related party

	December 31,
	2024	2023	2022

	(Euro, in thousands)

Trade and other receivables (1)	€2,268	€5,198	€7,877
Trade and other payables	—	585

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)

Revenues recognized related to the performance obligation for the drug discovery platform	€230,182	€230,242	€230,423
Revenues recognized related to the filgotinib performance obligation (2)	26,041	429,439	174,432
Royalty income related to the commercialization of filgotinib	10,604	9,466	10,726
Cost reimbursements related to the development of GLPG1690 (3)	128	299	411
Cross charges from and to Gilead relating to filgotinib (4)	—	3,643	(2,374)
Costs (-)/deduction of costs relating to our 50/50 profit/(cost) share mechanism (5)
included in sales and marketing expenses	—	—	31
included in research and development expenditure	—	—	(31)
Purchase of raw materials, semi-finished products and finished products of Jyseleca	€—	€—	€13,539

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2024	2023	2022
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits to executive Committee members as a group (1)	€3,279	€3,902	€3,444
Board fees for members of the Board of Directors	859	749	740
Post-employment benefits (2)	186	209	240
Severance package (3)	—	3,150	—
Subscription rights granted in the year
Number of subscription rights granted in the year to Executive Committee members as a group	185,000	325,000	1,124,000
Total cost of subscription rights granted in the year under IFRS 2	€1,765	€5,163	€27,010
Number of RSUs granted in the year
Total number of RSUs granted in the year to Executive Committee members as a group (1)(4)	299,516	331,066	200,478